Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Common Shares Issuable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 7,639	$ 50	$ 1,386,497	$ 4,155,777	$ (6,154,441)	$ (604,478)
Beginning balance, shares at Dec. 31, 2019	763,967,603	4,988,000	170,000,000
Common Stock Issued for Compensation	$ 100			475,900		476,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	10,000,000
Common Stock Issued for Sponsorship Agreements	$ 1			2,577		2,578
Common stock issued for sponsorship agreements, shares	85,000
Warrants related to convertible notes				281,565		281,565
Common stock issued for conversion of convertible debt and accrued interest	$ (0)	$ 0
Common stock issued for conversion of convertible debt and accrued interest, shares	(140)	140
Preferred Stock Conversion to Common Stock	$ 40	$ (40)
Preferred stock conversion to common stock,shares	4,000,000	(4,000,000)
Accrued Common Stock Issues for Compensation	$ 0			2		2
Accrued common stock issues for compensation,shares	140
Common Stock Issued for Conversion of Convertible Debt and Accrued Interest	$ 83			112,191		112,274
Common Stock Issued for Conversion of Convertible Debt and Accrued Interest, shares	8,255,438
Net loss					(3,125,595)	(3,125,595)
Ending balance, value at Dec. 31, 2020	$ 7,863	$ 10	$ 1,386,497	5,028,012	(9,280,036)	(2,857,654)
Ending balance, shares at Dec. 31, 2020	786,308,041	988,140	170,000,000
Warrants related to convertible notes				1,052,571		1,052,571
Common stock issued for conversion of convertible debt and accrued interest	$ 555			1,122,429		1,122,984
Common stock issued for conversion of convertible debt and accrued interest, shares	55,464,596
Net loss					(2,192,939)	(2,192,939)
Common stock issued for acquisition	$ 90			270,810		270,900
Common stock issued for acquisition, shares	9,000,000
Ending balance, value at Jun. 30, 2021	$ 8,508	$ 10	$ 1,386,497	7,473,822	(11,472,975)	(2,604,138)
Ending balance, shares at Jun. 30, 2021	850,772,637	988,140	170,000,000
Beginning balance, value at Dec. 31, 2020	$ 7,863	$ 10	$ 1,386,497	5,028,012	(9,280,036)	(2,857,654)
Beginning balance, shares at Dec. 31, 2020	786,308,041	988,140	170,000,000
Common Stock Issued for Compensation	$ 81			213,719		213,800
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	8,100,000
Preferred Stock Conversion to Common Stock	$ 0	$ (0)
Preferred stock conversion to common stock,shares	140	(140)
Common Stock Issued for Conversion of Convertible Debt and Accrued Interest	$ 2,013			3,711,120		3,713,133
Common Stock Issued for Conversion of Convertible Debt and Accrued Interest, shares	201,301,365
Net loss					(7,020,137)	(7,020,137)
Common stock issued for acquisition	$ 90			242,910		243,000
Common stock issued for acquisition, shares	9,000,000
Warrants related to convertible debenture				1,583,000		1,583,000
Ending balance, value at Dec. 31, 2021	$ 10,047	$ 10	$ 1,386,497	10,778,761	(16,300,173)	(4,124,858)
Ending balance, shares at Dec. 31, 2021	1,004,709,546	988,000	170,000,000
Beginning balance, value at Mar. 31, 2021	$ 8,258	$ 10	$ 1,386,497	6,964,898	(11,099,761)	(2,470,098)
Beginning balance, shares at Mar. 31, 2021	825,726,839	988,140	170,000,000
Common stock issued for conversion of convertible debt and accrued interest	$ 250			508,924		509,174
Common stock issued for conversion of convertible debt and accrued interest, shares	25,045,798
Net loss					(373,214)	(373,214)
Ending balance, value at Jun. 30, 2021	$ 8,508	$ 10	$ 1,386,497	7,473,822	(11,472,975)	(2,604,138)
Ending balance, shares at Jun. 30, 2021	850,772,637	988,140	170,000,000
Beginning balance, value at Dec. 31, 2021	$ 10,047	$ 10	$ 1,386,497	10,778,761	(16,300,173)	(4,124,858)
Beginning balance, shares at Dec. 31, 2021	1,004,709,546	988,000	170,000,000
Warrants related to convertible notes				81,000		81,000
Common stock issued for conversion of convertible debt and accrued interest	$ 6,784			5,852,381		5,859,165
Common stock issued for conversion of convertible debt and accrued interest, shares	678,413,399
Net loss					(4,950,087)	(4,950,087)
Common stock issued with employment agreement	$ 10			8,490		8,500
Common stock issued with employment agreement, shares	1,000,000
Common stock issued with note payable recorded as debt discount	$ 250			134,750		135,000
Common stock issued with note payable received as debt discount, shares	25,000,000
Ending balance, value at Jun. 30, 2022	$ 17,091	$ 10	$ 1,386,497	16,855,382	(21,250,260)	(2,991,280)
Ending balance, shares at Jun. 30, 2022	1,709,122,945	988,000	170,000,000
Beginning balance, value at Mar. 31, 2022	$ 14,828	$ 10	$ 1,386,497	14,098,394	(19,861,735)	(4,362,006)
Beginning balance, shares at Mar. 31, 2022	1,482,788,393	988,000	170,000,000
Warrants related to convertible notes				81,000		81,000
Common stock issued for conversion of convertible debt and accrued interest	$ 2,253			2,667,498		2,669,751
Common stock issued for conversion of convertible debt and accrued interest, shares	225,334,552
Net loss					(1,388,525)	(1,388,525)
Common stock issued with employment agreement	$ 10			8,490		8,500
Common stock issued with employment agreement, shares	1,000,000
Ending balance, value at Jun. 30, 2022	$ 17,091	$ 10	$ 1,386,497	$ 16,855,382	$ (21,250,260)	$ (2,991,280)
Ending balance, shares at Jun. 30, 2022	1,709,122,945	988,000	170,000,000